INVENTORIES - Movements in provision for impairment of trade goods (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Balance at beginning of year	₺ (2,946,547)
Balance at ending of year	(3,964,987)	₺ (2,946,547)
Accumulated impairment
INVENTORIES
Balance at beginning of year	56,305	73,721
Utilized	(56,305)	(73,721)
Charge for the year	91,137	56,305
Balance at ending of year	₺ 91,137	₺ 56,305